Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[2]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2011-1 CIK # Not Applicable
		ARC	131	5,479,059.34	100.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		CitiMortgage	613	126,257,617.83	100.00%	2	221,699.72	0.18%	1	185,412.90	0.15%	1	36,286.82	0.03%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			744	131,736,677.17	100.00%	2	221,699.72	0.18%	1	185,412.90	0.15%	1	36,286.82	0.03%	0	-	0.00%	0	-	0.00%	0	-	0.00%

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2 The Securitizer disclosed in its initial filing made pursuant to Rule 15Ga-1(c)(1) that three assets were subject to a demand to repurchase or replace such assets. One of those assets was disclosed as repurchased, and two of those assets were disclosed as pending repurchase or replacement (the “2011-1 Pending Assets”). As disclosed herein, one of those 2011-1 Pending Assets was repurchased during the Reporting Period and the other 2011-1 Pending Asset is still pending repurchase or replacement.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[3]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2011-2 CIK # Not Applicable
		CitiMortgage	388	95,909,472.69	100.00%	4	454,670.58	0.47%	4	454,670.58	0.47%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			388	95,909,472.69	100.00%	4	454,670.58	0.47%	4	454,670.58	0.47%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%

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3 The Securitizer disclosed in its initial filing made pursuant to Rule 15Ga-1(c)(1) that seven assets were subject to a demand to repurchase or replace such assets. Three of those assets were disclosed as repurchased, and four of those assets were disclosed as pending repurchase or replacement (the “2011-2 Pending Assets”). As disclosed herein, all four of those 2011-2 Pending Assets were repurchased during the Reporting Period.